Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Adjusted profit before tax and balance sheet data

HSBC adjusted profit before tax and balance sheet data
	Half-year to 30 Jun 2022
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	10,922	7,217	7,841	(290)	25,690
– external	10,569	7,281	8,867	(1,027)	25,690
– inter-segment	353	(64)	(1,026)	737	—
– of which: net interest income/(expense)	7,658	5,007	2,296	(496)	14,465
Change in expected credit losses and other credit impairment (charges)/recoveries	(573)	(288)	(227)	(2)	(1,090)
Net operating income	10,349	6,929	7,614	(292)	24,600
Total operating expenses	(7,411)	(3,351)	(4,735)	121	(15,376)
Operating profit	2,938	3,578	2,879	(171)	9,224
Share of profit in associates and joint ventures	8	—	—	1,441	1,449
Adjusted profit before tax	2,946	3,578	2,879	1,270	10,673
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	27.6	33.5	27.0	11.9	100.0
Adjusted cost efficiency ratio	67.9	46.4	60.4	41.7	59.9
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	475,464	348,253	204,097	542	1,028,356
Interests in associates and joint ventures	484	14	121	28,827	29,446
Total external assets	882,490	619,490	1,318,425	165,015	2,985,420
Customer accounts	836,026	479,680	335,033	562	1,651,301

HSBC adjusted profit before tax and balance sheet data (continued)
	Half-year to 30 Jun 2021
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	10,980	6,353	7,518	(117)	24,734
– external	10,782	6,326	8,305	(679)	24,734
– inter-segment	198	27	(787)	562	—
– of which: net interest income/(expense)	6,807	4,172	1,937	(374)	12,542
Change in expected credit losses and other credit impairment charges	38	228	405	4	675
Net operating income/(expense)	11,018	6,581	7,923	(113)	25,409
Total operating expenses	(7,277)	(3,371)	(4,724)	(148)	(15,520)
Operating profit/(loss)	3,741	3,210	3,199	(261)	9,889
Share of profit in associates and joint ventures	10	1	—	1,638	1,649
Adjusted profit before tax	3,751	3,211	3,199	1,377	11,538
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	32.5	27.8	27.7	12.0	100.0
Adjusted cost efficiency ratio	66.3	53.1	62.9	(126.5)	62.7
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	458,573	329,873	205,044	1,065	994,555
Interests in associates and joint ventures	467	15	121	27,315	27,918
Total external assets	859,383	581,741	1,164,916	184,436	2,790,476
Customer accounts	793,277	455,006	316,865	794	1,565,942

	Half-year to 31 Dec 2021
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	10,439	6,556	6,878	(296)	23,577
– external	10,354	6,460	7,676	(913)	23,577
– inter-segment	85	96	(798)	617	—
– of which: net interest income/(expense)	6,955	4,387	2,032	(353)	13,021
Change in expected credit losses and other credit impairment (charges)/recoveries	215	40	(80)	(1)	174
Net operating income/(expense)	10,654	6,596	6,798	(297)	23,751
Total operating expenses	(7,574)	(3,355)	(4,831)	313	(15,447)
Operating profit	3,080	3,241	1,967	16	8,304
Share of profit in associates and joint ventures	24	—	—	1,353	1,377
Adjusted profit before tax	3,104	3,241	1,967	1,369	9,681
	%	%	%	%	%
Share of HSBC’s adjusted profit before tax	32.1	33.5	20.3	14.1	100.0
Adjusted cost efficiency ratio	72.6	51.2	70.2	105.7	65.5
Adjusted balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	462,452	332,710	198,854	686	994,702
Interests in associates and joint ventures	490	13	119	27,938	28,560
Total external assets	889,349	589,834	1,157,478	175,688	2,812,349
Customer accounts	820,564	481,781	324,239	590	1,627,174
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Reported external net operating income by country
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun 2022	30 Jun 2021	31 Dec 2021
	$m	$m	$m
Reported external net operating income by country/territory[1]	25,236	25,551	24,001
– UK	6,554	5,610	5,299
– Hong Kong	6,837	7,476	6,769
– US	1,964	1,993	1,802
– France	1,158	1,228	951
– other countries/territories	8,723	9,244	9,180
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
Reconciliation of reported and adjusted items

Adjusted results reconciliation
	Half-year to
	30 Jun 2022			30 Jun 2021				31 Dec 2021
	Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue[1]	25,690	(454)	25,236	24,734	1,069	(252)	25,551	23,577	711	(287)	24,001
ECL	(1,090)	—	(1,090)	675	44	—	719	174	35	—	209
Operating expenses	(15,376)	(1,043)	(16,419)	(15,520)	(749)	(818)	(17,087)	(15,447)	(510)	(1,576)	(17,533)
Share of profit in associates and joint ventures	1,449	—	1,449	1,649	7	—	1,656	1,377	13	—	1,390
Profit before tax	10,673	(1,497)	9,176	11,538	371	(1,070)	10,839	9,681	249	(1,863)	8,067
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted balance sheet reconciliation
	At 30 Jun 2022	At 31 Dec 2021
	Reported and adjusted	Adjusted	Currency translation	Reported
	$m	$m	$m	$m
Loans and advances to customers (net)	1,028,356	994,702	51,112	1,045,814
Interests in associates and joint ventures	29,446	28,560	1,049	29,609
Total external assets	2,985,420	2,812,349	145,590	2,957,939
Customer accounts	1,651,301	1,627,174	83,400	1,710,574

Adjusted profit reconciliation
	Half-year to
	30 Jun 2022	30 Jun 2021	31 Dec 2021
	$m	$m	$m
Adjusted profit before tax	10,673	11,538	9,681
Significant items	(1,497)	(1,070)	(1,863)
– customer redress programmes (revenue)	(14)	18	(7)
– disposals, acquisitions and investment in new businesses (revenue)[1]	(288)	—	—
– fair value movements on financial instruments[2]	(220)	(194)	(48)
– restructuring and other related costs (revenue)[3]	68	(70)	(237)
– customer redress programmes (operating expenses)	6	(17)	(32)
– impairment of goodwill and other intangible assets	(9)	—	(587)
– restructuring and other related costs (operating expenses)	(1,040)	(848)	(988)
– currency translation on significant items		41	36
Currency translation		371	249
Reported profit before tax	9,176	10,839	8,067
1    Includes losses from classifying businesses as held-for-sale as part of a broader restructuring of our European business.
2 Includes fair value movements on non-qualifying hedges and debt valuation adjustments on derivatives.
3    Comprises gains and losses relating to the business update in February 2020, including losses associated with RWA reduction commitments.